   As filed with the Securities and Exchange Commission on September 23, 2009


                                             1933 Act Registration No. 002-25469
                                                                       ---------
                                             1940 Act Registration No. 811-01424
                                                                       ---------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             ---
         Pre-Effective Amendment No.
                                     ----                                    ---

         Post-Effective Amendment No.  98                                     X
                                      ---                                    ---


                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

         Amendment No.   98                                                   X
                        ---                                                  ---


                        (Check appropriate box or boxes.)

                                AIM EQUITY FUNDS
                                ----------------
               (Exact Name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
              ----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919
                                                           --------------

                              John M. Zerr, Esquire

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                     (Name and Address of Agent for Service)

                                    Copy to:

  Melanie Ringold, Esquire                       E. Carolan Berkley, Esquire
 Invesco Aim Advisors, Inc.                  Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 100                      2600 One Commerce Square
 Houston, Texas  77046-1173                   Philadelphia, Pennsylvania  19103

Approximate Date of Proposed Public Offering:     As soon as practicable after
                                                  this post-effective amendment
                                                  becomes effective.

It is proposed that this filing will become effective (check appropriate box)

     immediately upon filing pursuant to paragraph (b)
---


     on (date) pursuant to paragraph (b)
---


     60 days after filing pursuant to paragraph (a)(1)
---


 X   on (September 25, 2009) pursuant to paragraph (a)(1)
---


     75 days after filing pursuant to paragraph (a)(2)
---

     on (date) pursuant to paragraph (a)(2) of rule 485.
---


If appropriate, check the following box:

     this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.


The sole purpose of this filing is to correct the series name and series class number appearing in the submission header of Post-Effective Amendment No. 96 filed with the Securities and Exchange Commission on July 24, 2009. Such filing was made for 60 day review to include a new class of shares, Class S shares. This Post-Effective Amendment No. 98 neither amends nor supersedes any information contained in Post-Effective Amendment No. 96. We kindly request the staff declare Post-Effective Amendment No. 96 effective no later than September 25, 2009, in light of this error.

Contents of Registration Statement

Prospectus -- AIM Charter Fund and AIM Summit Fund - incorporated by reference to Post-Effective Amendment No. 96, Amendment No. 96 to the Registrant's Registration Statement on Form N-1A filed on July 24, 2009, Edgar Accession No. 0000950123-09-025394.

Statement of Additional Information - AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Diversified Dividend Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund and AIM Summit Fund - incorporated by reference to Post-Effective Amendment No. 96, Amendment No. 96 to the Registrant's Registration Statement on Form N-1A filed on July 24, 2009, Edgar Accession No. 0000950123-09-025394.

Part C - incorporated by reference to Post-Effective Amendment No. 96, Amendment No. 96 to the Registrant's Registration Statement on Form N-1A filed on July 24, 2009, Edgar Accession No. 0000950123-09-025394.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 23rd day of September, 2009.

                                               REGISTRANT:  AIM EQUITY FUNDS

                                               By: /s/ Philip A. Taylor
                                                  ------------------------------
                                                  Philip A. Taylor, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                  SIGNATURES                                            TITLE                             DATE
                  ----------                                            -----                             ----
              /s/ Philip A. Taylor                               Trustee & President               September 23, 2009
         -----------------------------------                (Principal Executive Officer)
              (Philip A. Taylor)

              /s/ Bob R. Baker*                                        Trustee                     September 23, 2009
         -----------------------------------
                 (Bob R. Baker)

              /s/ Frank S. Bayley*                                     Trustee                     September 23, 2009
         -----------------------------------
                (Frank S. Bayley)

              /s/ James T. Bunch*                                      Trustee                     September 23, 2009
         -----------------------------------
                (James T. Bunch)

              /s/ Bruce L. Crockett*                               Chair & Trustee                 September 23, 2009
         -----------------------------------
               (Bruce L. Crockett)

              /s/ Albert R. Dowden*                                    Trustee                     September 23, 2009
         -----------------------------------
               (Albert R. Dowden)

              /s/ Jack M. Fields*                                      Trustee                     September 23, 2009
         -----------------------------------
                (Jack M. Fields)

              /s/ Martin L. Flanagan*                                  Trustee                     September 23, 2009
         -----------------------------------
              (Martin L. Flanagan)

              /s/ Carl Frischling*                                     Trustee                     September 23, 2009
         -----------------------------------
               (Carl Frischling)

              /s/ Prema Mathai-Davis*                                  Trustee                     September 23, 2009
         -----------------------------------
              (Prema Mathai-Davis)

              /s/ Lewis F. Pennock*                                    Trustee                     September 23, 2009
         -----------------------------------
               (Lewis F. Pennock)

              /s/ Larry Soll*                                          Trustee                     September 23, 2009
         -----------------------------------
                  (Larry Soll)

              /s/ Raymond Stickel, Jr.*                                Trustee                     September 23, 2009
         -----------------------------------
             (Raymond Stickel, Jr.)

                 /s/ Sheri Morris                             Vice President & Treasurer           September 23, 2009
         -----------------------------------                   (Principal Financial and
                  (Sheri Morris)                                  Accounting Officer)


  *By    /s/ Philip A. Taylor
         -----------------------------------
             Philip A. Taylor
              Attorney-in-Fact

* Philip A. Taylor, pursuant to powers of attorney filed in Registrant's Post-Effective Amendment No. 91 on July 22, 2008.